Schedule of Investments (unaudited) January 31, 2022	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
HEICO Corp.	429	$58,511

Air Freight & Logistics — 3.2%
C.H. Robinson Worldwide, Inc.	938	98,162
Expeditors International of Washington, Inc.	736	84,257

		182,419

Automobiles — 1.2%
Harley-Davidson, Inc.	1,820	62,918
Rivian Automotive, Inc., Class A(a)	80	5,259

		68,177

Banks — 1.0%
Prosperity Bancshares, Inc.	771	56,476

Beverages — 2.9%
Brown-Forman Corp., Class B	859	57,922
Keurig Dr Pepper, Inc.	669	25,388
Molson Coors Beverage Co., Class B	1,295	61,720
PepsiCo, Inc.	132	22,905

		167,935

Biotechnology — 4.6%
AbbVie, Inc.	485	66,391
Amgen, Inc.	385	87,449
Biogen, Inc.(a)	27	6,102
Gilead Sciences, Inc.	219	15,041
Regeneron Pharmaceuticals, Inc.(a)	117	71,205
Vertex Pharmaceuticals, Inc.(a)	58	14,097

		260,285

Building Products — 0.6%
Lennox International, Inc.	126	35,736

Capital Markets — 2.7%
FactSet Research Systems, Inc.	143	60,331
Moody’s Corp.	94	32,242
S&P Global, Inc.	151	62,698

		155,271

Chemicals — 1.0%
Ecolab, Inc.	292	55,319

Commercial Services & Supplies — 2.8%
Republic Services, Inc.	221	28,213
Waste Connections, Inc.	877	109,362
Waste Management, Inc.	127	19,106

		156,681

Communications Equipment — 1.5%
Arista Networks, Inc.(a)	533	66,257
Cisco Systems, Inc.	358	19,930
Motorola Solutions, Inc.	1	232

		86,419

Containers & Packaging — 1.1%
Westrock Co.	1,367	63,101

Diversified Consumer Services — 1.3%
H&R Block, Inc.	630	14,402
Service Corp. International	930	57,399

		71,801

Security	Shares	Value

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(a)	62	$19,407
Voya Financial, Inc.	817	55,524

		74,931

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	3,716	94,758
Verizon Communications, Inc.	1,333	70,956

		165,714

Electric Utilities — 5.0%
Entergy Corp.	590	65,944
Eversource Energy	51	4,564
NextEra Energy, Inc.	1,296	101,244
Xcel Energy, Inc.	1,614	112,431

		284,183

Electronic Equipment, Instruments & Components — 1.9%
Keysight Technologies, Inc.(a)	649	109,564

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Homes 4 Rent, Class A	1,545	60,456
CubeSmart	829	42,063
Life Storage, Inc.	452	60,997
Public Storage	18	6,454

		169,970

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	122	61,626
Kroger Co.	572	24,934
Walmart, Inc.	767	107,234

		193,794

Food Products — 1.8%
Hershey Co.	78	15,371
Hormel Foods Corp.	481	22,833
J.M. Smucker Co.	105	14,761
Kellogg Co.	450	28,350
Mondelez International, Inc., Class A	318	21,316

		102,631

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	115	14,658
IDEXX Laboratories, Inc.(a)	12	6,088
Medtronic PLC	133	13,764

		34,510

Health Care Providers & Services — 2.3%
Cigna Corp.	266	61,302
CVS Health Corp.	629	66,995

		128,297

Health Care Technology — 0.0%
Cerner Corp.	22	2,006

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	124	32,172

Household Products — 4.9%
Church & Dwight Co., Inc.	31	3,182
Clorox Co.	553	92,827
Colgate-Palmolive Co.	975	80,389
Procter & Gamble Co.	623	99,960

		276,358

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage U.S. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.8%
Honeywell International, Inc.	107	$21,879
Roper Technologies, Inc.	56	24,481

		46,360

Insurance — 1.5%
Alleghany Corp.(a)	5	3,320
Aon PLC, Class A	239	66,069
Erie Indemnity Co., Class A	81	14,912
Travelers Cos., Inc.	16	2,659

		86,960

Interactive Media & Services(a) — 1.4%
Alphabet, Inc., Class A	2	5,412
Alphabet, Inc., Class C	27	73,277

		78,689

IT Services — 8.1%
Accenture PLC, Class A.	63	22,275
Akamai Technologies, Inc.(a)	353	40,436
Broadridge Financial Solutions, Inc.	63	10,031
EPAM Systems, Inc.(a)	169	80,468
Fidelity National Information Services, Inc.	702	84,184
Global Payments, Inc.	43	6,445
Paychex, Inc.	107	12,600
Visa, Inc., Class A	543	122,810
Western Union Co.	4,471	84,547

		463,796

Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	409	56,982
Danaher Corp.	356	101,741

		158,723

Machinery — 1.5%
Allison Transmission Holdings, Inc.	643	24,427
Illinois Tool Works, Inc.	265	61,989

		86,416

Media — 4.2%
Altice USA, Inc., Class A(a)	1,599	23,057
Charter Communications, Inc., Class A(a)	109	64,674
Fox Corp., Class A	1,510	61,321
Fox Corp., Class B	72	2,677
Liberty Broadband Corp., Class C(a)	219	32,502
Sirius XM Holdings, Inc.(b)	8,458	53,793

		238,024

Metals & Mining — 0.2%
Newmont Corp.	168	10,277

Multiline Retail — 0.3%
Target Corp.	70	15,430

Multi-Utilities — 4.4%
CMS Energy Corp.	884	56,912
Consolidated Edison, Inc.	1,338	115,670
NiSource, Inc.	281	8,200
WEC Energy Group, Inc.	698	67,734

		248,516

Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	1,232	79,944
Eli Lilly & Co.	37	9,079
Johnson & Johnson	654	112,678
Merck & Co., Inc.	795	64,777

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer, Inc.	848	$44,681
Zoetis, Inc.	431	86,110

		397,269

Professional Services — 0.4%
Equifax, Inc.	95	22,777

Software — 7.1%
Adobe, Inc.(a)	148	79,076
Cadence Design Systems, Inc.(a)	103	15,671
HashiCorp, Inc., Class A(a)	62	4,116
Intuit, Inc.	149	82,729
Manhattan Associates, Inc.(a)	343	45,917
Microsoft Corp.	136	42,293
Oracle Corp.	47	3,815
Paycom Software, Inc.(a)	172	57,672
Paylocity Holding Corp.(a)	38	7,751
VMware, Inc., Class A	23	2,955
Workday, Inc., Class A(a)	255	64,518

		406,513

Specialty Retail — 2.3%
Home Depot, Inc.	296	108,626
Lowe’s Cos., Inc.	91	21,599

		130,225

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	476	83,195
Dell Technologies, Inc., Class C(a)	1,095	62,207
Hewlett Packard Enterprise Co.	2,579	42,115

		187,517

Thrifts & Mortgage Finance — 0.9%
Radian Group, Inc.	2,224	49,795

Trading Companies & Distributors — 0.0%
SiteOne Landscape Supply, Inc.(a)	14	2,522

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(a)	36	3,894

Total Long-Term Investments — 98.9% (Cost: $5,498,041)		5,625,964

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	60,902	60,902
SL Liquidity Series, LLC, Money Market Series, 0.17%(c)(d)(e)	54,418	54,423

Total Short-Term Securities — 2.0% (Cost: $115,325)		115,325

Total Investments — 100.9% (Cost: $5,613,366)		5,741,289

Liabilities in Excess of Other Assets — (0.9)%		(51,279)

Net Assets — 100.0%		$5,690,010

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Defensive Advantage U.S. Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$135,946	$—		$(75,044	)(a)	$—	$—	$60,902	60,902	$3		$—
SL Liquidity Series, LLC, Money Market Series	—	54,424	(a)	—		(1)	—	54,423	54,418	66	(b)	—

						$(1)	$—	$115,325		$69		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$5,625,964	$—	$—	$5,625,964
Short-Term Securities
Money Market Funds	60,902	—	—	60,902

	$5,686,866	$—	$—	5,686,866

Investments Valued at NAV				54,423

				$5,741,289

Portfolio Abbreviation

S&P	Standard & Poor’s

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